Vanguard Funds
Supplement Dated September 29, 2026, to the Prospectuses and Summary Prospectuses
Effective today, one or more portfolio managers have been added as co-portfolio managers of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”).
For Vanguard Global Minimum Volatility Fund, these portfolio managers replace Scott Rodemer, who previously served as a portfolio manager of the Fund. Accordingly, all references to Mr. Rodemer have been removed from the Fund’s Prospectus and Summary Prospectus.
The impacted Funds’ investment objectives, principal investment strategies, and policies remain unchanged.

Impacted Fund	Portfolio Manager(s)
Vanguard Commodity Strategy Fund	Sharon Hill
Vanguard Equity Income Fund	Cesar Orosco
Vanguard Explorer Fund	Scott Rodemer
Vanguard Global Minimum Volatility Fund	Sharon Hill & Cesar Orosco
Vanguard Market Neutral Fund	Scott Rodemer
Vanguard Strategic Equity Fund	Scott Rodemer
Vanguard Strategic Small-Cap Equity Fund	Scott Rodemer
Vanguard U.S. Minimum Volatility ETF	Cesar Orosco
Vanguard U.S. Momentum Factor ETF	Cesar Orosco
Vanguard U.S. Multifactor ETF	Cesar Orosco
Vanguard U.S. Multifactor Fund	Cesar Orosco
Vanguard U.S. Quality Factor ETF	Cesar Orosco
Vanguard U.S. Value Factor ETF	Cesar Orosco
Vanguard Variable Insurance Fund (VVIF)—Equity Income Portfolio	Cesar Orosco
VVIF Small Company Growth Portfolio	Scott Romeder

Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the Fund Summary section for each impacted Fund, as appropriate:
Sharon Hill, Ph.D., Portfolio Manager at VPM. She has managed the Fund(s) since September 2026.
Cesar Orosco, CFA, Ph.D., Principal of Vanguard and Portfolio Manager at VPM. He has managed the Fund(s) since September 2026.
Scott Rodemer, CFA, Portfolio Manager at VPM. He has managed the Fund(s) since September 2026.
Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the More on the Fund(s) section for each impacted Fund, as appropriate:
Sharon Hill, Ph.D., Portfolio Manager at VPM. She has been with Vanguard since 2019, has worked in investment management since 2000, has managed investment portfolios since 2009, and has co-managed the Fund(s) since September 2026. Education: B.S., City University of New York at Brooklyn College; M.S. and Ph.D., University of Connecticut.
Cesar Orosco, CFA, Ph.D., Principal of Vanguard and Portfolio Manager at VPM. He has been with Vanguard since 2020, has worked in investment management since 2004, has managed investment portfolios since 2004, and has co-managed the Fund(s) since September 2026. Education: B.S., Universidad de Lima; Ph.D., University of Pennsylvania.
Scott Rodemer, CFA, Portfolio Manager at VPM and Head of Equity Factor Investments. He joined Vanguard in 2004, has worked in investment management since 2007, and has co-managed the Fund(s) since September 2026. Education: B.A., Villanova University; M.S., University of Notre Dame.

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© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS PMM 092026

Vanguard Explorer™ Fund (the “Trust”)

Supplement Dated September 29, 2026, to the Statement of Additional Information Dated February 27, 2026

Effective today, Scott Rodemer has been added as a co-portfolio manager for Vanguard Explorer Fund (the “Fund”).

The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of October 31, 2025. The table and text below provide updated information as of August 31, 2026, relating only to the portfolio manager that has been added to the Fund.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Scott Rodemer	Registered investment companies	7	$7.2B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of August 31, 2026, Mr. Rodemer did not own any shares of the Fund.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 024B 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Fenway Funds (the “Trust”)

Supplement Dated September 29, 2026, to the Statement of Additional Information Dated

January 28, 2026 (as restated on March 25, 2026)

Effective today, Cesar Orosco has been added as a co-portfolio manager for Vanguard Equity Income Fund (the “Fund”).

The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of September 30, 2025. The table and text below provide updated information as of August 31, 2026, relating only to the portfolio manager that has been added to the Fund.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Cesar Orosco	Registered investment companies	5	$40.4B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	5	$6B	0	$0

Ownership of Securities

As of August 31, 2026, Mr. Orosco owned shares of the Fund within $100,001–$500,000 range.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 065A 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Horizon Funds (the “Trust”)

Supplement Dated September 29, 2026, to the Statement of Additional Information Dated January 28, 2026

Effective today, Scott Rodemer has been added as a co-portfolio manager for the following Funds (each, an “impacted Fund,” and collectively, the “impacted Funds”):

Impacted Fund

Vanguard Strategic Equity Fund

Vanguard Strategic Small-Cap Equity Fund

Each impacted Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of September 30, 2025. The table and text below provide updated information as of August 31, 2026, relating only to the portfolio manager that has been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Scott Rodemer	Registered investment companies	7	$7.2B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of August 31, 2026, Mr. Rodemer did not own any shares of the impacted Funds.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 069A 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Wellington™ Fund (the “Trust”)

Supplement Dated September 29, 2026, to the Statement of Additional Information Dated March 27, 2026

Effective today, Cesar Orosco has been added as a co-portfolio manager for the following Funds (each, an “impacted Fund,” and collectively, the “impacted Funds”):

Impacted Fund

Vanguard U.S. Minimum Volatility ETF

Vanguard U.S. Momentum Factor ETF

Vanguard U.S. Multifactor ETF

Vanguard U.S. Multifactor Fund

Vanguard U.S. Quality Factor ETF

Vanguard U.S. Value Factor ETF

Each Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of November 30, 2025. The table and text below provide updated information as of August 31, 2026, relating only to the portfolio manager that has been added to the impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Cesar Orosco	Registered investment companies	5	$40.4B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	5	$6B	0	$0

Ownership of Securities

As of August 31, 2026, Mr. Orosco did not own any shares of the impacted Funds.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 021B 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Trustees’ Equity Fund (the “Trust”)

Supplement Dated September 29, 2026, to the Statement of Additional Information Dated February 27, 2026

Effective today, Sharon Hill has been added as a co-portfolio manager for Vanguard Commodity Strategy Fund (the “Fund”).

The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of October 31, 2025. The table and text below provide updated information as of August 31, 2026, relating only to the portfolio manager that has been added to the Fund.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Sharon Hill	Registered investment companies	2	$70.4B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	6	$6.2B	0	$0

Ownership of Securities

As of August 31, 2026, Ms. Hill did not own any shares of the Fund.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 046A 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Montgomery Funds (the “Trust”)

Supplement Dated September 29, 2026, to the Statement of Additional Information Dated April 28, 2026

Effective today, Scott Rodemer has been added as a co-portfolio manager for Vanguard Market Neutral Fund (the “Fund”).

The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of December 31, 2025. The table and text below provide updated information as of August 31, 2026, relating only to the portfolio manager that has been added to the Fund.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Scott Rodemer	Registered investment companies	7	$7.2B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of August 31, 2026, Mr. Rodemer owned shares of the Fund within $100,001–$500,000 range.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 634A 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Whitehall Funds (the “Trust”)

Supplement Dated September 29, 2026, to the Statement of Additional Information Dated February 27, 2026

Effective today, Cesar Orosco and Sharon Hill have been added as co-portfolio managers for Vanguard Global Minimum Volatility Fund (the “Fund”). They replace Scott Rodemer, who previously served as a portfolio manager of the Fund. Accordingly, all references to Mr. Rodemer have been removed from the Statement of Additional Information.

The Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the Fund, as of October 31, 2025. The table and text below provide updated information as of August 31, 2026, relating only to the portfolio managers that have been added to the Fund.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Cesar Orosco	Registered investment companies	5	$40.4B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	5	$6B	0	$0
Sharon Hill	Registered investment companies	2	$70.4B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	6	$6.2B	0	$0

Ownership of Securities

As of August 31, 2026, Mr. Orosco and Ms. Hill did not own any shares of the Fund.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 934C 092026
Vanguard Marketing Corporation, Distributor.

Vanguard Variable Insurance Funds (the “Trust”)

Supplement Dated September 29, 2026, to the Statement of Additional Information Dated April 28, 2026

Effective today, each of the following portfolio managers have been appointed as a co-portfolio manager for the corresponding Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). The table lists each impacted Fund and its corresponding new co-portfolio manager.

Impacted Fund	Portfolio Manager
Vanguard Variable Insurance Funds	Cesar Orosco
(VVIF)—Equity Income Portfolio
VVIF—Small Company Growth Portfolio	Scott Rodemer

Each impacted Fund’s investment objective, principal investment strategies, and policies remain unchanged.

The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of December 31, 2025. The table and text below provide updated information as of August 31, 2026, relating only to the portfolio managers that have been added to the respective impacted Funds.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Cesar Orosco	Registered investment companies	5	$40.4B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	5	$6B	0	$0
Scott Rodemer	Registered investment companies	7	$7.2B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities

As of August 31, 2026, Mr. Orosco and Mr. Rodemer did not own any shares of the impacted Funds.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 064H 092026
Vanguard Marketing Corporation, Distributor.